INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands				12 Months Ended
	May 07, 2025	Dec. 10, 2024	May 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current Assets				$ 4,393,731	$ 4,274,618
Non-current Assets				16,911,032	13,884,694	$ 13,734,786
Total assets				21,304,763	18,159,312	17,910,364
Current Liabilities				1,931,575	1,362,950
Non-current Liabilities				9,689,710	8,072,647
Equity				9,683,478	8,723,715	8,009,029	$ 8,259,984
Total equity and liabilities				21,304,763	18,159,312
Income				6,084,142	6,546,146	6,011,819
Other comprehensive income				475,796	147,566	199,901
Comprehensive income				516,675	623,847	(158,626)
Dividends received	$ 112,287	$ 94,397	$ 279,622	8,735	206,909	92,923
Associates [member]
Statement [Line Items]
Current Assets				26,770	15,201
Non-current Assets				352,994	219,780
Total assets				379,764	234,981
Current Liabilities				58,602	15,559
Non-current Liabilities				57,452	61,202
Equity				263,710	158,220
Total equity and liabilities				379,764	234,981
Income				19,226	15,778	15,529
Other income / expenses				1,448	(63,615)	(6,503)
Profit or loss (continuing operations)				20,674	(47,837)	9,026
Other comprehensive income				(683)	889	0
Comprehensive income				19,991	(46,948)	9,026
Dividends received				9,368	0	2,187
Inversiones Puerto Coronel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets				11,485	1
Non-current Assets				89,264	72,041
Total assets				100,749	72,042
Current Liabilities				11,539	54
Non-current Liabilities				0	0
Equity				89,210	71,988
Total equity and liabilities				100,749	72,042
Income				0	0	0
Other income / expenses				8,997	(57,152)	2,095
Profit or loss (continuing operations)				8,997	(57,152)	2,095
Other comprehensive income				(683)	889	0
Comprehensive income				8,314	(56,263)	2,095
Dividends received				0	0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets				7,907	4,616
Non-current Assets				5,068	2,465
Total assets				12,975	7,081
Current Liabilities				6,770	3,838
Non-current Liabilities				4,241	1,693
Equity				1,964	1,550
Total equity and liabilities				12,975	7,081
Income				6,190	5,158	4,996
Other income / expenses				(5,971)	(5,614)	(4,360)
Profit or loss (continuing operations)				219	(456)	636
Other comprehensive income				0	0	0
Comprehensive income				219	(456)	636
Dividends received				0	0	0
Florestal Vale do Corisco S.A. [Member] | Associates [member]
Statement [Line Items]
Income						10,533
Other income / expenses						(4,476)
Profit or loss (continuing operations)						6,057
Other comprehensive income						0
Comprehensive income						6,057
Dividends received						2,187
Falcão MS SPE S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets				7,368	10,574
Non-current Assets				258,600	145,212
Total assets				265,968	155,786
Current Liabilities				40,293	11,667
Non-current Liabilities				53,176	59,474
Equity				172,499	84,645
Total equity and liabilities				265,968	155,786
Income				13,036	10,620	0
Other income / expenses				(1,578)	(849)	238
Profit or loss (continuing operations)				11,458	9,771	238
Other comprehensive income				0	0	0
Comprehensive income				11,458	9,771	238
Dividends received				9,368	0	$ 0
Genómica Forestal S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets				10	10
Non-current Assets				62	62
Total assets				72	72
Current Liabilities				0	0
Non-current Liabilities				35	35
Equity				37	37
Total equity and liabilities				72	72
Income				0	0
Other income / expenses				0	0
Profit or loss (continuing operations)				0	0
Other comprehensive income				0	0
Comprehensive income				0	0
Dividends received				$ 0	$ 0